Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Direct financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease	297,824	297,824
Principal repayment and amortization	(23,471)	(18,920)
Allowance for credit loss	(96)
Net investment in financing lease at period end	274,257	278,904
Less: Current portion	(4,969)	(4,551)
Net investment in financing lease consists of:
Financing lease receivable	231,725	240,000
Unguaranteed residual value	42,532	38,904
Net investment in financing lease at period end	$ 274,257	$ 278,904